Finance income and costs	12 Months Ended
Dec. 31, 2022
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Finance income and costs
9. Finance income and costs

	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Interest receivable	0.4	0.3	0.2	0.7

Finance income	0.4	0.3	0.2	0.7
Interest expense on lease liabilities	(2.1)	(1.7)	(1.0)	(1.5)
Borrowing costs	(3.3)	(1.0)	(0.9)	(1.4)
Other interest (expense) / income	(0.5)	—	—	0.1

Finance costs	(5.9)	(2.7)	(1.9)	(2.8)

Net finance costs	(5.5)	(2.4)	(1.7)	(2.1)